S000038959 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Midas Special Opportunities
Prospectus [Line Items]
Average Annual Return, Percent	29.87%	18.25%	15.32%
Midas Special Opportunities | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	27.35%	16.79%	13.68%
Midas Special Opportunities | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.01%	14.46%	12.25%